Operating profit/(loss) - Remuneration of Group's auditor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Remuneration of Group's auditor
Audit fees	€ 34	€ 27	€ 26
Audit-related assurance services	1	3	10
Other assurance services	1	0	0
Total non-audit fees	2	3	10
Total fees	36	30	36
Parent company
Remuneration of Group's auditor
Audit fees	11	8	7
Increase to previously reported audit fees	2	2	1
Subsidiaries
Remuneration of Group's auditor
Audit fees	€ 23	€ 19	€ 19